Property, Plant and Equipment under Capital Lease (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Capital Leased Assets [Line Items]
Gross	$ 60,824	$ 54,492
Accumulated Amortization	(38,865)	(31,482)
Net	21,959	23,010
Computer equipment
Capital Leased Assets [Line Items]
Gross	55,450	49,118
Accumulated Amortization	(36,134)	(29,816)
Furniture and other equipment
Capital Leased Assets [Line Items]
Gross	5,374	5,374
Accumulated Amortization	$ (2,731)	$ (1,666)